Related Party Transactions (Details 2) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Wuwei Ganxin [Member] USD ($)	Jun. 30, 2012 Wuwei Ganxin [Member] CNY	Jun. 30, 2011 Wuwei Ganxin [Member] CNY	Dec. 31, 2010 Wuwei Ganxin [Member] CNY	Jun. 30, 2012 Beijing Zhongnong [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong [Member] CNY	Jun. 30, 2011 Beijing Zhongnong [Member] CNY	Dec. 31, 2010 Beijing Zhongnong [Member] CNY	Jun. 30, 2012 Ngai Tahu [Member] USD ($)	Jun. 30, 2012 Ngai Tahu [Member] CNY	Jun. 30, 2011 Ngai Tahu [Member] CNY	Dec. 31, 2010 Ngai Tahu [Member] CNY	Jun. 30, 2012 Pgg Wrightson [Member] USD ($)	Jun. 30, 2012 Pgg Wrightson [Member] CNY	Jun. 30, 2011 Pgg Wrightson [Member] CNY	Dec. 31, 2010 Pgg Wrightson [Member] CNY	Jun. 30, 2012 Officers and Directors Of Pgw [Member] USD ($)	Jun. 30, 2012 Officers and Directors Of Pgw [Member] CNY	Jun. 30, 2011 Officers and Directors Of Pgw [Member] CNY	Dec. 31, 2010 Officers and Directors Of Pgw [Member] CNY
Amounts due from related parties	$ 2,201	13,980	98,032	1,300	$ 1,433	9,105	10,018	0	$ 768	4,875	9,610	910	$ 0	0	78,404	0	$ 0	0	0	390
Due to Related Parties	$ 711	4,520	40,503	42,843	$ 0	0	0	39,409	$ 648	4,114	10,622	3,420					$ 0	0	0	14	$ 63	406	29,881	0